Description of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2021
Description of Business and Basis of Presentation [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

On September 22, 2021 (the “Business Combination Closing Date”), MoneyLion Inc., formerly known as Fusion Acquisition Corp. (prior to the Business Combination Closing Date, “Fusion” and after the Business Combination Closing Date, “MoneyLion” or the “Company”), consummated the previously announced business combination (the “Business Combination”) pursuant to the terms of the Agreement and Plan of Merger, dated as of February 11, 2021 and amended on June 28, 2021 and September 4, 2021 (the “Merger Agreement”), by and among Fusion, ML Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of Fusion (“Merger Sub”), and MoneyLion Technologies Inc., formerly known as MoneyLion Inc. (prior to the Business Combination Closing Date, “MoneyLion” or the “Company”, and after the Business Combination Closing Date, “Legacy MoneyLion”), a Delaware corporation.

Pursuant to the terms of the Merger Agreement, immediately upon the completion of the Business Combination and the other transactions contemplated by the Merger Agreement (the “Business Combination Closing”), each of the following transactions occurred in the following order: (i) Merger Sub merged with and into Legacy MoneyLion, with Legacy MoneyLion surviving the merger as a wholly owned subsidiary of Fusion (the “Merger”); (ii) Legacy MoneyLion changed its name to “MoneyLion Technologies Inc.”; and (iii) Fusion changed its name to “MoneyLion Inc.” Following the Business Combination, MoneyLion Inc. became a publicly traded company, with Legacy MoneyLion, a subsidiary of MoneyLion, continuing the existing business operations. MoneyLion’s Class A common stock, par value $0.0001 per share (the “MoneyLion Class A Common Stock”), is listed on the New York Stock Exchange under the ticker symbol “ML.”

As previously announced, on February 11, 2021, concurrently with the execution of the Merger Agreement, Fusion entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”) pursuant to which, among other things, Fusion agreed to issue and sell in private placements an aggregate of 25,000,000 shares (“PIPE Shares”) of MoneyLion Class A Common Stock to the PIPE Investors for $10.00 per share, for an aggregate commitment amount of $250,000 (the “PIPE Financing”). Pursuant to the Subscription Agreements, Fusion gave certain re-sale registration rights to the PIPE Investors with respect to the PIPE Shares. The PIPE Financing was consummated substantially concurrently with the Business Combination Closing.

MoneyLion was founded in 2013, and the Company’s headquarters is located in New York, New York. The Company operates a personal finance platform (the “Platform”) that provides a mobile app that is designed to help users simplify their personal financial management and improve their financial health, giving users access to credit, investment, banking and other financial services and provide them with a single place to track spending, savings and credit. The Platform is based upon analytical models that power recommendations which are designed to help users achieve their financial goals ranging from building savings, improving credit health and managing unexpected expenses. Investment management services are provided by ML Wealth LLC, a wholly owned subsidiary of the Company, which is a Securities and Exchange Commission (“SEC”) registered investment advisor.

On November 15, 2021, MoneyLion acquired MALKA Media Group LLC (“MALKA”). MALKA is a creator network and content platform that produces digital media and content across entertainment, sports, games, live streaming and other sectors. MALKA’s content capabilities can drive industry-leading customer acquisition and retention at scale to help accelerate MoneyLion’s customer growth. By combining MALKA’s capabilities with MoneyLion’s financial products and extensive first-party data, MoneyLion hopes to turn the MoneyLion mobile application into a daily destination for its customers with personalized content that educates, informs and supports customers’ financial decisions.

Basis of Presentation — The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the SEC. The consolidated financial statements include the accounts of MoneyLion Inc. and its wholly owned subsidiaries and consolidated variable interest entities (“VIEs”) for which the Company is the primary beneficiary. All intercompany transactions and balances have been eliminated in consolidation. The Company does not have any items of other comprehensive income (loss); therefore, there is no difference between net loss and comprehensive loss for the twelve months ended December 31, 2021 and 2020. Certain reclassifications have been made to the prior period financial statements to conform to the classification adopted in the current period.

Receivables originated on the Company’s platform, including Credit Builder Plus loans and Instacash advances, were primarily financed through Invest in America Credit Fund 1 LLC (“IIA”) until the end of the fourth quarter of 2021. IIA is organized as a Delaware limited liability company and is treated as a partnership for United States income tax purposes. IIA’s membership interests were issued in separately designated series, with each series consisting of Class A Units and Class B Units. IIA investors owned all non-voting Class B Units of the applicable series they invested in, which entitled them to a targeted, non-guaranteed, preferred return of typically 12% per year. ML Capital III LLC (“ML Capital III”), an indirect wholly owned MoneyLion subsidiary, is the managing member of IIA and owned the Class A Units of each series, which entitled ML Capital III to returns that exceeded the targeted preferred return on the Class B Units (if any). IIA used proceeds from the sale of Class B Units to investors to purchase borrower payment dependent promissory notes from Invest in America Notes I SPV LLC (“IIA Notes SPV I”) and Invest in America Notes SPV IV LLC (“IIA Notes SPV IV”) (collectively “IIA Notes SPVs”). The collateral consisted of a portfolio of underlying MoneyLion loans and advance receivables. Investors in Class B Units funded their investment into IIA at the time of subscription, which proceeds were used to finance receivables originated on MoneyLion’s platform. Generally, an IIA investor was able to request redemption of all or a portion of their capital account, after a 120-day notice period, and in increments of $100,000, five days after the expiration of the applicable lock-up period, unless otherwise agreed between investors in a particular series and the Company. Unless a redemption request was made, both the IIA investor’s capital contribution and their related Class B returns were automatically reinvested in new notes. ML Capital III, as the managing member of IIA, had the contractual right to suspend redemptions in certain circumstances and without prior notice to the IIA investors. However, the IIA investors’ right to redemption may not have been entirely within the control of the Company and therefore the IIA investors’ share of the IIA is presented on the Company’s consolidated balance sheet as temporary equity at the redemption value. Redemptions were $127,391 and $17,489 for the twelve months ended December 31, 2021 and 2020, respectively, of which $1,500 was unpaid as of December 31, 2020. Distributions, if any, to IIA investors were made at the discretion of the Company or, if agreed between the Company and a particular IIA investor or series, in accordance with the applicable subscription agreements. The Company had identified IIA, IIA Notes SPV I and IIA Notes SPV IV as variable interest entities (“VIEs”) due to the fact that the Class A Units are entitled to residual income/loss in IIA. The Company had identified itself as the primary beneficiary of these VIEs because it directed the activities of the VIEs that most significantly impacted the VIEs’ economic performance. As the primary beneficiary of the VIEs, the Company had consolidated the balances of the VIEs into the financial statements. The IIA Class B Units are reflected in the Company’s consolidated financial statements as redeemable noncontrolling interests totaling $71,852 as of December 31, 2020. Net income in consolidated VIEs were attributed to redeemable noncontrolling interests based on the investors’ respective interests in the net assets of the consolidated VIE. Net income attributable to the noncontrolling interests in IIA, IIA Notes SPV I and IIA Notes SPV IV represented interest income.

Beginning in the fourth quarter of 2021, MoneyLion transitioned its primary source of funding for originated receivables from IIA to special purpose vehicle financings from third-party institutional lenders. By December 2021, investor balances were returned to all IIA Class B Unit holders and as of December 31, 2021, IIA had no assets. As a result, only Class A units remain which are wholly owned by ML Capital III making IIA and the IIA Notes SPVs indirect wholly owned MoneyLion subsidiaries, and therefore as of December 31, 2021 there was no longer a noncontrolling interest related to IIA and the IIA Notes SPVs. For more information on the alternative financing sources, see Note 9. “Debt” for discussion of the ROAR 1 SPV Credit Facility and the ROAR 2 SPV Credit Facility.